Consolidated Statement of Stockholders' Deficit (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 12,384	$ 19,110	$ 58,230	$ 35,822